Financial items (Table)	6 Months Ended
Jun. 30, 2022
Financial items [Abstract]
Schedule of Finance items [text block]
Quarters First half
Q2 2022 Q1 2022 Q2 2021 (in USD million) 2022 2021
2,821 (284) (43) Net foreign currency exchange gains/(losses) 2,537 27
280 114 28 Interest income and other financial items 394 72
(224) (134) 27 Gains/(losses) on financial investments (357) (123)
(526) (599) (101)
Gains/(losses) other derivative financial instruments

(1,126) (462)
(327) (266) (304) Interest and other finance expenses (593) (616)
2,023 (1,169) (393) Net financial items 854 (1,101)